STEINROE VARIABLE INVESTMENT TRUST

PROSPECTUS DATED MAY 1, 2002

Liberty Federal Securities Fund, Variable Series

CLASS A SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE






                                TABLE OF CONTENTS

THE TRUST                                                                      3

THE FUND                                                                       3
      Defining Capitalization ...........................................      3
      This section discusses the following topics:
      Investment Goal, Principal Investment Strategies, Principal
      Investment Risks and Performance History
      Liberty Federal Securities Fund, Variable Series ..................      4

TRUST MANAGEMENT ORGANIZATIONS                                                 7
      The Trustees ......................................................      7
      Investment Advisor: Stein Roe & Farnham Incorporated ..............      7
      Portfolio Managers ................................................      7
      Mixed and Shared Funding ..........................................      8

OTHER INVESTMENT STRATEGIES AND RISKS                                          9

FINANCIAL HIGHLIGHTS                                                          11

SHAREHOLDER INFORMATION                                                       12
      Purchases and Redemptions .........................................     12
      How the Fund Calculates Net Asset Value ...........................     12
      Dividends and Distributions .......................................     13
      Tax Consequences ..................................................     13
      Other Class of Shares .............................................     13


                                       2



                                    THE TRUST

SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This Prospectus contains information about one of the Funds in the Trust, Liberty Federal Securities Fund, Variable Series (Fund).

Other Funds may be added or deleted from time to time. The Fund offers two classes of shares - Class A and Class B shares. Each share class has its own expense structure. This prospectus contains only Class A shares.

The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Fund is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of Stein Roe & Farnham Incorporated (Stein Roe), the Fund's investment advisor.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

                                    THE FUND

DEFINING CAPITALIZATION

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large-cap); middle capitalization (mid-cap); or small capitalization (small-cap). In defining a company's market capitalization, the advisor uses capitalization-based categories that are based in part on those of Standard & Poor's Index Services. All market capitalizations are determined at the time of purchase.

LARGE CAPITALIZATION. Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that is represented in the Standard & Poor's 500 Index is considered a large-cap stock.

MIDDLE CAPITALIZATION. Mid-cap stocks are stocks with market capitalizations between $1 billion and the capitalization of the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($10.4 billion as of December 31,
2001). In addition, any stock that is represented in the S&P MidCap Index is considered a mid-cap stock.

SMALL CAPITALIZATION. Small-cap stocks are stocks with market capitalizations equal to or less than the capitalization of the largest stock in the Standard & Poor's SmallCap 600 Index ($3.8 billion as of December 31, 2001).


                                       3



                LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies. Agency securities include debt issued by various agencies as well as mortgage-backed securities.

The Fund may also invest up to 20% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by a private entity. To select investments for the Fund, the Fund's investment advisor looks for securities within these sectors that balance the potential for the highest yield and relative value with the prospects for incremental capital appreciation. The Fund may invest in securities rated investment grade (BBB) or higher. The Fund also may invest in unrated securities if the advisor believes the security is comparable in quality to a security that is rated at least investment grade.

The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the advisor's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the advisor considers a security's expected income together with its potential to rise or fall in price.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


                                       4



THE FUNDS LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                       5



THE FUNDS LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Lehman Brothers Intermediate U.S. Government Bond Index (Lehman Government Index), an unmanaged index that tracks the performance of intermediate U.S. government bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

    [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL]

1992     5.96%
1993     6.26%
1994    -1.57%
1995    15.74%
1996     4.70%
1997     9.04%
1998     6.80%
1999     1.08%
2000    10.38%
2001     7.03%

For period shown in bar chart:
Best quarter: 3rd quarter 2001, +4.99%
Worst quarter: 1st quarter 1994, -1.77%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2001

                                       INCEPTION
                                          DATE       1 YEAR    5 YEARS   10 YEARS
Class A (%)                              1/1/89       7.03       6.90       6.49

Lehman Government Index (%)                 N/A       8.42       7.06       6.65


                                       6



                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information on the Trustees.

INVESTMENT ADVISOR: STEIN ROE & FARNHAM INCORPORATED

Stein Roe, located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has been an investment advisor since 1932. As of February 28, 2002, Stein Roe managed over $15.9 billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.

For the 2001 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.40% of the average daily net assets of the Fund.

AFFILIATED BROKER/DEALER

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS

LESLIE W. FINNEMORE, a senior vice president of Stein Roe, has co-managed the Fund since June, 2000. Ms. Finnemore has served as manager or co-manager of various other taxable income funds for Stein Roe and its affiliate, Colonial Management Associates, Inc. (Colonial), since 1987.

MICHAEL BISSONNETTE, a senior vice president of Stein Roe, has co-managed the Fund since June, 2000. Mr. Bissonnette has managed various other taxable income funds for Stein Roe and its affiliate, Colonial, since June, 1999. Prior to joining Colonial, Mr. Bissonnette was a portfolio manager at APAM, Inc. from June, 1998 to June, 1999, and a portfolio manager at Caxton Corporation from July, 1996 to June, 1998.

ANN T. PETERSON, a vice president of Stein Roe, has co-managed the Fund since June, 2000. Since 1993, she has served as a manager or co-manager of various other taxable income funds for Colonial, an affiliate of Stein Roe.


                                       7



TRUST MANAGEMENT ORGANIZATIONS

MIXED AND SHARED FUNDING

As described above, the Fund serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies. The Fund may, from time to time, become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another Fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.


                                       8



                     OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks". In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

FUTURES AND OPTIONS

The Fund may use futures to gain exposure to groups of stocks or individual issuers. The Fund uses futures to invest cash pending direct investments in stocks and to enhance their return. It also use futures and options on futures to decrease equity exposure or to adjust interest rate duration of the Fund's fixed-income security holdings. The Fund uses options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Investments in futures and options are relatively efficient since they typically cost less than direct investments in the underlying securities. However, the Fund may lose money if the advisor does not correctly anticipate the market movements of those underlying securities.

SHORT SALES

The Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party at a later date, and so the Fund must purchase the security at the market price on such later date. If the price of the security has increased, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into, plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

TYPES OF MORTGAGE SECURITIES

Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.


                                       9



OTHER INVESTMENT STRATEGIES AND RISKS

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Collateralized mortgage obligations (CMOs) are backed by either agency or whole loan pass-throughs, which carry either fixed or adjustable rate interest rates. Tailored to meet investor demand, CMOs redirect principal and interest flows, thereby shifting prepayment risk to investors that are most suited to bear such risk. Typically, principal prepayments are paid sequentially to separate "tranches," which create mortgage securities of short-, medium- and long-term maturities. The Fund may buy CMOs of any maturity tranche, depending upon the portfolio manager's judgment regarding which tranche at the time offers the best relative value.

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Commercial mortgage-backed securities are secured by loans to office buildings, multi-family apartment buildings and shopping centers. These loans usually contain prepayment penalties which provide protection from refinancing in a declining interest rate environment.

PORTFOLIO TURNOVER

There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, they may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

TEMPORARY DEFENSIVE POSITIONS

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


                                       10



                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. This information has been derived from the Fund's financial statements which, for the three years ended December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods through December 31, 1998 is included in the Fund's financial statements which have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

                                                                   Year ended December 31,
                                                   2001        2000        1999         1998        1997

                                                 Class A      Class A     Class A      Class A     Class A
Net asset value --
Beginning of period ($)                            10.76        10.35       10.79        10.73        9.84
                                                 -------      -------     -------       ------      ------

INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income (a)                           0.56         0.66        0.66         0.55        0.68
                                                 -------      -------     -------       ------      ------
Net realized and unrealized gain
(loss) on investments and futures contracts         0.17         0.40       (0.55)        0.14        0.21
                                                 -------      -------     -------       ------      ------
Total from Investment Operations                    0.73         1.06        0.11         0.69        0.89
                                                 =======      =======     =======       ======      ======

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):

From net investment income                         (0.65)       (0.65)      (0.55)       (0.63)         --
                                                 =======      =======     =======       ======      ======
Net asset value --
End of period ($)                                  10.84        10.76       10.35        10.79       10.73
                                                 -------      -------     -------       ------      ------
Total return (%) (b)(c)                             7.03        10.83        1.08         6.80        9.04
                                                 =======      =======     =======       ======      ======

RATIOS TO AVERAGE NET ASSETS (%):

Expenses (d)                                        0.70         0.63        0.64(e)      0.70        0.70
                                                 -------      -------     -------       ------      ------
Net investment income (d)                           5.23(f)      6.52        6.29(e)      5.91        6.59
                                                 =======      =======     =======       ======      ======
Portfolio turnover rate (%)                           36           43          28(g)         8(g)       29(g)
                                                 -------      -------     -------       ------      ------
Net assets, end of period (000's) ($)            109,724      105,064     105,898       96,693      77,173

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of three basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.

(f) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 5.26% to 5.23%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(g)   Portfolio turnover includes dollar roll transactions.


                                       11



                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUND CALCULATES NET ASSET VALUE

Each share price is its net asset value next determined. The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange
(NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, the Fund values each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Fund values the security at the most recent quoted bid price. The Fund values each over-the-counter security or National Association of Securities Dealers Automated Quotation security as of the last sales price for that day. The Fund values other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Fund values long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when the Fund determines that the sale or bid price of the security does not reflect that security's market value, the Fund will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Fund may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of the Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


                                       12



SHAREHOLDER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

TAX CONSEQUENCES

The Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). The Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, the Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, the Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

OTHER CLASS OF SHARES

The Fund also offers an additional class of shares, Class B shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.


                                       13



FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room Securities and Exchange Commission Washington, DC
20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number: 811-05199

-     LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

                              [LIBERTYFUNDS LOGO]

                     A Member of Columbia Management Group

                    (C) 2002 Liberty Funds Distributor, Inc.
                    A Member of Columbia Management Group
                    One Financial Center, Boston, MA 02111-2621
                    800.426.3750  www.libertyfunds.com



STEINROE VARIABLE INVESTMENT TRUST

PROSPECTUS DATED MAY 1, 2002

-     Stein Roe Balanced Fund, Variable Series

-     Liberty Federal Securities Fund, Variable Series

-     Stein Roe Money Market Fund, Variable Series

CLASS A SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

INVESTMENTS IN THE STEIN ROE MONEY MARKET FUND, VARIABLE SERIES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND'S $1.00 NET ASSET VALUE PER SHARE WILL BE MAINTAINED.

                                     * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

                                TABLE OF CONTENTS

THE TRUST                                                                      3

THE FUNDS                                                                      3
      Defining Capitalization.............................................     3
      Each of these sections discusses the following topics:
      Investment Goal, Principal Investment Strategies, Principal
      Investment Risks and Performance History.
      Stein Roe Balanced Fund, Variable Series............................     4
      Liberty Federal Securities Fund, Variable Series....................     7
      Stein Roe Money Market Fund, Variable Series........................    10

TRUST MANAGEMENT ORGANIZATIONS                                                13
      The Trustees........................................................    13
      Investment Advisor: Stein Roe & Farnham Incorporated................    13
      Investment Sub-Advisor and Portfolio Managers.......................    13
      Mixed and Shared Funding............................................    14

OTHER INVESTMENT STRATEGIES AND RISKS                                         15

FINANCIAL HIGHLIGHTS                                                          17
      Stein Roe Balanced Fund, Variable Series............................    17
      Liberty Federal Securities Fund, Variable Series....................    18
      Stein Roe Money Market Fund, Variable Series........................    19

SHAREHOLDER INFORMATION                                                       20
      Purchases and Redemptions...........................................    20
      How the Funds Calculate Net Asset Value.............................    20
      Dividends and Distributions.........................................    21
      Tax Consequences....................................................    21
      Other Class of Shares...............................................    21

APPENDIX A                                                                    22

                                    THE TRUST

SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This Prospectus contains information about three of the Funds in the Trust:

-     Stein Roe Balanced Fund, Variable Series (Balanced Fund)

-     Liberty Federal Securities Fund, Variable Series (Federal Securities Fund)

-     Stein Roe Money Market Fund, Variable Series (Money Market Fund)

Other Funds may be added or deleted from time to time. Each Fund, except for the Money Market Fund, offers two classes of shares - Class A and Class B shares. The Money Market Fund offers Class A shares only. Each share class has its own expense structure. This prospectus contains only Class A shares.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of Stein Roe & Farnham Incorporated (Stein Roe), the Funds' investment advisor.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

                                    THE FUNDS

DEFINING CAPITALIZATION

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large-cap); middle capitalization (mid-cap); or small capitalization (small-cap). In defining a company's market capitalization, the advisor uses capitalization-based categories that are based in part on those of Standard & Poor's Index Services. All market capitalizations are determined at the time of purchase.

LARGE CAPITALIZATION. Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that is represented in the Standard & Poor's 500 Index is considered a large-cap stock.

MIDDLE CAPITALIZATION. Mid-cap stocks are stocks with market capitalizations between $1 billion and the capitalization of the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($10.4 billion as of December 31,
2001). In addition, any stock that is represented in the S&P MidCap Index is considered a mid-cap stock.

SMALL CAPITALIZATION. Small-cap stocks are stocks with market capitalizations equal to or less than the capitalization of the largest stock in the Standard & Poor's SmallCap 600 Index ($3.8 billion as of December 31, 2001).

                    STEIN ROE BALANCED FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks high total investment return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Fund invests primarily in well-established companies that have large market capitalizations. The portfolio managers may invest in a company because it has a history of steady to improving sales or earnings growth that they believe can be sustained. They also may invest in a company because they believe its stock is priced attractively compared to the value of its assets. The Fund may invest up to 25% of its assets in foreign stocks.

The Fund also invests at least 25% of its assets in bonds. The Fund purchases bonds that are "investment grade"--that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Fund may invest in unrated bonds if the portfolio managers believe that the securities are investment-grade quality. To select debt securities for the Fund, the portfolio managers consider a bond's expected income together with its potential for price gains or losses.

The portfolio managers set the Fund's asset allocation between stocks, bonds and cash. The portfolio managers may change the allocation from time to time based upon economic, market and other factors that affect investment opportunities.

The portfolio managers may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio managers may also sell a portfolio holding to fund redemptions.

The Fund compares its performance to other similarly managed mutual funds as determined by Morningstar, Inc. (Morningstar). The portfolio managers generally manage the Fund in accordance with the Morningstar guidelines for a "Domestic Hybrid" fund. See Appendix A for a description of the Morningstar categories.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the portfolio managers' stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

THE FUNDS STEIN ROE BALANCED FUND, VARIABLE SERIES

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS STEIN ROE BALANCED FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Fund's returns are also compared to the Lehman Brothers Government/Credit Index (Lehman Brothers Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment-grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper Balanced VIT Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

 [THE FOLLOWING MATERIAL WAS DEPICTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Year
1992                7.53%
1993                9.29%
1994               -3.19%
1995               25.47%
1996               15.62%
1997               16.82%
1998               12.54%
1999               12.53%
2000               -1.02%
2001               -9.19%

For period shown in bar chart:
Best quarter:  4th quarter 1998, +12.39%
Worst quarter:  3rd quarter 2001, -8.96%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2001

                                     INCEPTION
                                       DATE       1 YEAR     5 YEARS    10 YEARS
Class A (%)                           1/1/89       -9.19        5.86       8.18

S&P 500 Index (%)                        N/A      -11.88       10.70      12.93

Lehman Brothers Index (%)                N/A        8.50        7.37       7.27

Lipper Average (%)                       N/A       -2.93        8.04       9.24

                LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies. Agency securities include debt issued by various agencies as well as mortgage-backed securities.

The Fund may also invest up to 20% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by a private entity. To select investments for the Fund, the Fund's investment advisor looks for securities within these sectors that balance the potential for the highest yield and relative value with the prospects for incremental capital appreciation. The Fund may invest in securities rated investment grade (BBB) or higher. The Fund also may invest in unrated securities if the advisor believes the security is comparable in quality to a security that is rated at least investment grade.

The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the advisor's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the advisor considers a security's expected income together with its potential to rise or fall in price.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUNDS LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Lehman Brothers Intermediate U.S. Government Bond Index (Lehman Government Index), an unmanaged index that tracks the performance of intermediate U.S. government bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

 [THE FOLLOWING MATERIAL WAS DEPICTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Year          Federal Securities Fund
1992                   5.96%
1993                   6.26%
1994                  -1.57%
1995                  15.74%
1996                   4.70%
1997                   9.04%
1998                   6.80%
1999                   1.08%
2000                  10.83%
2001                   7.03%

For period shown in bar chart:
Best quarter:  3rd quarter 2001, +4.99%
Worst quarter:  1st quarter 1994, -1.77%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2001

                                      INCEPTION
                                        DATE       1 YEAR     5 YEARS   10 YEARS
Class A (%)                            1/1/89        7.03       6.90       6.49

Lehman Government Index (%)               N/A        8.42       7.06       6.65

                  STEIN ROE MONEY MARKET FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality U.S. dollar-denominated obligations. The Fund invests in the following types of money market securities:

-     Securities issued or guaranteed by the U.S. government or by its agencies;

- Securities issued or guaranteed by the government of any foreign country that have a long-term rating at the time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency;

- Certificates of deposit, bankers' acceptances, time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches;

- Commercial paper of domestic or foreign issuers, including variable-rate demand notes;

- Short-term debt securities having a long-term rating at the time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency;

-     Repurchase agreements; and

-     Other high-quality short-term obligations.

Under normal market conditions, the Fund invests at least 25% of its total assets in securities of issuers in the financial services industries, including banks and financial companies such as mortgage companies, investment banks, brokerage companies, special purpose entities, and personal and business credit institutions.

The Fund seeks to preserve the net asset value of your investment at $1.00 per share.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

THE FUNDS STEIN ROE MONEY MARKET FUND, VARIABLE SERIES

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of an issuer or its assets.

Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Because of its policy of investing at least 25% of its assets in securities of issuers in the financial services industries, the Fund may be affected more adversely than similar funds by changes affecting these industries.

THE FUNDS STEIN ROE MONEY MARKET FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows the Fund's average annual returns for Class A shares for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

 [THE FOLLOWING MATERIAL WAS DEPICTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Year          Money Market Fund
1992                3.47%
1993                2.71%
1994                3.79%
1995                5.62%
1996                5.01%
1997                5.18%
1998                5.17%
1999                4.79%
2000                6.05%
2001                3.64%

For period shown in bar chart:
Best quarter:  4th quarter 2000, +1.53%
Worst quarter: 4th quarter 2001, +0.48%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2001

                            INCEPTION
                               DATE          1 YEAR        5 YEARS      10 YEARS
Class A (%)                   1/1/89          3.64          4.95           4.53

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information on the Trustees.

INVESTMENT ADVISOR: STEIN ROE & FARNHAM INCORPORATED

Stein Roe, located at One South Wacker Drive, Chicago, Illinois 60606, is the Funds' investment advisor. In its duties as investment advisor, Stein Roe runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. Stein Roe has been an investment advisor since 1932. As of February 28, 2002, Stein Roe managed over $15.9 billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Funds. Stein Roe is a registered investment advisor.

For the 2001 fiscal year, aggregate advisory fees paid to Stein Roe by the Funds amounted to the following annual rates of the average daily net assets of each specified Fund:

Stein Roe Balanced Fund, Variable Series                      0.45%
Liberty Federal Securities Fund, Variable Series              0.40%
Stein Roe Money Market Fund, Variable Series                  0.35%

AFFILIATED BROKER/DEALER

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

INVESTMENT SUB-ADVISOR AND PORTFOLIO MANAGERS

STEIN ROE BALANCED FUND, VARIABLE SERIES.

Nordea Investment Management North America, Inc. (NIMNAI), located at 437 Madison Avenue, 22nd Floor, New York, New York 10022, is the Balanced Fund's investment sub-advisor. The sub-advisory agreement with NIMNAI provides that Stein Roe shall pay NIMNAI a monthly fee at the annual rate of 0.40% of the average daily net asset value of that portion of the Balanced Fund's assets under management by NIMNAI.

TRUST MANAGEMENT ORGANIZATIONS

NIMNAI replaced Nordea Securities, Inc. (NSI) as the Balanced Fund's investment sub-advisor effective January 1, 2002. NIMNAI offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations and insurance companies, as well as to mutual fund sponsors on a sub-advisory basis. NIMNAI is an indirect wholly owned subsidiary of Nordea AB, NSI's ultimate parent. As part of an internal reorganization, Nordea AB created NIMNAI to assume the investment management business of NSI. In its duties as investment sub-advisor, NIMNAI manages a portion of the Balanced Fund's foreign securities. NIMNAI has been an investment advisor since 1994. As of January 31, 2002, NIMNAI managed over $28 billion in assets.

Nordea's investment decisions are made by a team. No single individual at Nordea is primarily responsible for making investment decisions with respect to the Balanced Fund.

HARVEY B. HIRSCHHORN, an executive vice president of Stein Roe and chief economist and investment strategist, has managed the Balanced Fund since 1996. Mr. Hirschhorn joined Stein Roe and has managed various other funds for Stein Roe since 1973. He holds an A.B. degree from Rutgers University and a M.B.A. degree from the University of Chicago, and is a chartered financial analyst.

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES.

LESLIE W. FINNEMORE, a senior vice president of Stein Roe, has co-managed the Federal Securities Fund since June, 2000. Ms. Finnemore has served as manager or co-manager of various other taxable income funds for Stein Roe and its affiliate, Colonial Management Associates, Inc. (Colonial), since 1987.

MICHAEL BISSONNETTE, a senior vice president of Stein Roe, has co-managed the Federal Securities Fund since June, 2000. Mr. Bissonnette has managed various other taxable income funds for Stein Roe and its affiliate, Colonial, since June, 1999. Prior to joining Colonial, Mr. Bissonnette was a portfolio manager at APAM, Inc. from June, 1998 to June, 1999, and a portfolio manager at Caxton Corporation from July, 1996 to June, 1998.

ANN T. PETERSON, a vice president of Stein Roe, has co-managed the Federal Securities Fund since June, 2000. Since 1993, she has served as a manager or co-manager of various other taxable income funds for Colonial, an affiliate of Stein Roe.

STEIN ROE MONEY MARKET FUND, VARIABLE SERIES.

JANE M. NAESETH, a senior vice president of Stein Roe, has managed the Money Market Fund since its inception. Ms. Naeseth has managed other Stein Roe funds since 1980 and has been affiliated with Stein Roe since 1977.

MIXED AND SHARED FUNDING

As described above, the Funds serve as a funding medium for VA contracts and VLI policies of Participating Insurance Companies. One or more of the Funds may from time to time become funding vehicles for VA contracts or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS

The Funds' principal investment strategies and risks are described under "The Funds - Principal Investment Strategies" and "The Funds - Principal Investment Risks". In seeking to meet their investment goal, the Funds may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Funds achieve their investment goal. The Funds may not always achieve their investment goal. Additional information about the Funds' securities and investment techniques, as well as the Funds' fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goal, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or any of its investment strategies.

FUTURES AND OPTIONS (BALANCED FUND AND FEDERAL SECURITIES FUND)

The Funds may use futures to gain exposure to groups of stocks or individual issuers. The Funds use futures to invest cash pending direct investments in stocks and to enhance their return. They also use futures and options on futures to decrease equity exposure or to adjust interest rate duration of the Funds' fixed-income security holdings. The Funds use options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Investments in futures and options are relatively efficient since they typically cost less than direct investments in the underlying securities. However, the Funds may lose money if the advisor does not correctly anticipate the market movements of those underlying securities.

SHORT SALES (BALANCED FUND AND FEDERAL SECURITIES FUND)

The Funds' short sales are subject to special risks. A short sale involves the sale by a Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party at a later date, and so the Fund must purchase the security at the market price on such later date. If the price of the security has increased, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into, plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

TYPES OF MORTGAGE SECURITIES (FEDERAL SECURITIES FUND)

Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

OTHER INVESTMENT STRATEGIES AND RISKS

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Collateralized mortgage obligations (CMOs) are backed by either agency or whole loan pass-throughs, which carry either fixed or adjustable rate interest rates. Tailored to meet investor demand, CMOs redirect principal and interest flows, thereby shifting prepayment risk to investors that are most suited to bear such risk. Typically, principal prepayments are paid sequentially to separate "tranches," which create mortgage securities of short-, medium- and long-term maturities. The Fund may buy CMOs of any maturity tranche, depending upon the portfolio manager's judgment regarding which tranche at the time offers the best relative value.

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Commercial mortgage-backed securities are secured by loans to office buildings, multi-family apartment buildings and shopping centers. These loans usually contain prepayment penalties which provide protection from refinancing in a declining interest rate environment.

PORTFOLIO TURNOVER (BALANCED FUND AND FEDERAL SECURITIES FUND)

There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, they may purchase securities in anticipation of relatively short-term price gains. The Funds will also sell securities without regard to turnover if they believe that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's total return.

TEMPORARY DEFENSIVE POSITIONS (BALANCED FUND AND FEDERAL SECURITIES FUND)

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, the Funds may, but are not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. This information has been derived from the Funds' financial statements which, for the three years ended December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information for periods through December 31, 1998 is included in the Funds' financial statements which have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

STEIN ROE BALANCED FUND, VARIABLE SERIES

                                                                                Year ended December 31,
                                                         2001             2000             1999             1998         1997
                                                       Class A          Class A          Class A          Class A      Class A
 Net asset value-- Beginning of period ($)               16.35            17.80            17.14            16.81         16.28
                                                      --------         --------         --------         --------      --------
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (a)                                0.39(b)          0.45             0.28             0.48          0.53
                                                      --------         --------         --------         --------      --------
Net realized and unrealized gain (loss) on
 investments, foreign currency and futures
 contracts                                               (1.86)(b)        (0.63)            1.74             1.48          1.96
                                                      --------         --------         --------         --------      --------
 Total from Investment Operations                        (1.47)           (0.18)            2.02             1.96          2.49
                                                      ========         ========         ========         ========      ========
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
 From net investment income                              (0.45)           (0.47)           (0.47)           (0.51)        (0.56)
                                                      --------         --------         --------         --------      --------
 From net realized capital gains                         (0.57)           (0.80)           (0.89)           (1.12)        (1.40)
                                                      --------         --------         --------         --------      --------
 Total Distributions Declared to Shareholders            (1.02)           (1.27)           (1.36)           (1.63)        (1.96)
                                                      ========         ========         ========         ========      ========
 Net asset value-- End of period ($)                     13.86            16.35            17.80            17.14         16.81
                                                      --------         --------         --------         --------      --------
 Total return (%) (c)(d)                                 (9.19)           (1.02)           12.53            12.54         16.82
                                                      --------         --------         --------         --------      --------
 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (e)                                             0.71             0.64             0.63(f)          0.65          0.66
                                                      --------         --------         --------         --------      --------
 Net investment income (e)                                2.68(b)          2.66             2.60(f)          3.00          3.18
                                                      ========         ========         ========         ========      ========
 Portfolio turnover rate (%)                                57               39               43               61            44
                                                      --------         --------         --------         --------      --------
 Net assets, end of period (000's) ($)                 279,493          376,183          425,005          361,823       325,033

(a) Per share data was calculated using average shares outstanding during the period.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.73% to 2.68%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c)   Total return at net asset value assuming all distributions reinvested.

(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(f) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

                                                                  Year ended December 31,
                                              2001           2000           1999           1998           1997
                                            Class A        Class A        Class A        Class A        Class A
Net asset value --
Beginning of period ($)                        10.76          10.35          10.79          10.73           9.84
                                           ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (a)                       0.56           0.66           0.66           0.55           0.68
                                           ---------      ---------      ---------      ---------      ---------
Net realized and unrealized gain
(loss) on investments and futures
contracts                                       0.17           0.40          (0.55)          0.14           0.21
                                           ---------      ---------      ---------      ---------      ---------
Total from Investment Operations                0.73           1.06           0.11           0.69           0.89
                                           =========      =========      =========      =========      =========
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net investment income                     (0.65)         (0.65)         (0.55)         (0.63)            --
                                           ---------      ---------      ---------      ---------      ---------
Net asset value--
End of period ($)                              10.84          10.76          10.35          10.79          10.73
                                           ---------      ---------      ---------      ---------      ---------
Total return (%) (b)(c)                         7.03          10.83           1.08           6.80           9.04
                                           =========      =========      =========      =========      =========
RATIOS TO AVERAGE NET ASSETS (%):
Expenses (d)                                    0.70           0.63           0.64 (e)       0.70           0.70
                                           ---------      ---------      ---------      ---------      ---------
Net investment income (d)                       5.23 (f)       6.52           6.29 (e)       5.91           6.59
                                           =========      =========      =========      =========      =========
Portfolio turnover rate (%)                       36             43             28 (g)          8 (g)         29 (g)
                                           ---------      ---------      ---------      ---------      ---------
Net assets, end of period (000's) ($)        109,724        105,064        105,898         96,693         77,173

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of three basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.

(f) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 5.26% to 5.23%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(g)   Portfolio turnover includes dollar roll transactions.

STEIN ROE MONEY MARKET, VARIABLE SERIES

                                                                  Year ended December 31,
                                              2001           2000           1999           1998           1997
                                            Class A        Class A        Class A        Class A        Class A
Net asset value --
Beginning of period ($)                        1.000          1.000          1.000          1.000          1.000
                                           ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (a)                      0.036          0.059          0.047          0.050          0.050
                                           =========      =========      =========      =========      =========
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net investment income                    (0.036)        (0.059)        (0.047)        (0.050)        (0.050)
                                           ---------      ---------      ---------      ---------      ---------
Net asset value--
End of period ($)                              1.000          1.000          1.000          1.000          1.000
                                           ---------      ---------      ---------      ---------      ---------
Total return  (%) (b)(c)                       3.64           6.05           4.79           5.17           5.18
                                           =========      =========      =========      =========      =========
RATIOS TO AVERAGE NET ASSETS (%):
Expenses (d)                                   0.56           0.56           0.52 (e)       0.62           0.65
                                           ---------      ---------      ---------      ---------      ---------
Net investment income (d)                      3.45           5.90           4.75 (e)       4.99           5.05
                                           =========      =========      =========      =========      =========
Net assets, end of period (000's) ($)        266,985        212,317        170,539        101,340         67,137

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.

                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUNDS CALCULATE NET ASSET VALUE

Each share price is its net asset value next determined. Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange
(NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, the Funds value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Funds value the security at the most recent quoted bid price. The Funds value each over-the-counter security or National Association of Securities Dealers Automated Quotation security as of the last sales price for that day. The Funds value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Funds value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when the Funds determine that the sale or bid price of the security does not reflect that security's market value, the Funds will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Funds may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

SHAREHOLDER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually in the case of each Fund other than Money Market Fund. With respect to the Money Market Fund, the dividends are declared daily and are reinvested monthly in shares of the Money Market Fund at the net asset value per share of $1.00. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

TAX CONSEQUENCES

Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

OTHER CLASS OF SHARES

The Funds, except the Money Market Fund, also offer an additional class of shares, Class B shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

                                   APPENDIX A

                             MORNINGSTAR CATEGORIES

In an effort to distinguish funds by what they own, as well as by their prospectus objectives and styles, Morningstar developed the Morningstar categories. While the prospectus objective identifies a fund's investment goals based on the wording in the fund prospectus, the Morningstar category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings (portfolio statistics and compositions over the past three years). Morningstar may change a fund's category assignment from time to time.

Morningstar places domestic equity funds in a category based on the style and size of the stocks they typically own. The style and size parameters are based on the divisions used in the investment style box: Value, Blend, or Growth style and Small, Middle, or Large median market capitalization (see "Morningstar Style Box" below for more details on style methodology). By reviewing their investment style over the past three years, Morningstar places domestic equity funds in one of the following nine categories: Large Growth, Large Blend, Large Value, Mid-Cap Growth, Mid-Cap Blend, Mid-Cap Value, Small Growth, Small Blend, and Small Value. Morningstar also includes several other domestic equity categories, including: Specialty Health Care, Specialty Technology, Specialty Utilities, Specialty Communications, Specialty Financials, Specialty Real Estate, Specialty Natural Resources, Convertible Bond, and Domestic Hybrid. The Domestic Hybrid category contains those funds with stock holdings of greater than 20% but less than 70% of the portfolio.

                              MORNINGSTAR STYLE BOX

The style box is a snapshot in time. It identifies the fund's investment style as of a particular date. The Morningstar category is based on style box information from the trailing 36 months. It provides a general picture of the fund's investment style over the past three years.

The Morningstar equity style box is a nine-box matrix that displays both the fund's investment methodology and the size of the companies in which it invests. Set forth below is the nine-box matrix.

    VALUE   BLEND   GROWTH

     1       2       3       LARGE

     4       5       6       MID-CAP

     7       8       9       SMALL

The equity style box for domestic stock funds comprises two components: MARKET CAPITALIZATION on the vertical axis and VALUATION on the horizontal axis.

APPENDIX A

MARKET CAPITALIZATION: Morningstar ties market cap to the relative movements of the market. The top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large-cap, the next 15% of the 5000 are mid-cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are small-cap.

Morningstar then determines a fund's market cap by ranking the stocks in a fund's portfolio from the largest market-capitalized stock to the smallest, and then calculating the average weighted market capitalization of the stocks in the middle quintile (middle 40th percentile to 60th percentile) of the portfolio. After a fund's market cap has been determined, Morningstar places the fund in the large-cap, mid-cap or small-cap group noted above.

VALUATION: Morningstar categorizes funds by comparing the stocks in their portfolios with the most relevant of the three market cap groups. Specifically, each stock in Morningstar's equities database receives a price-to-earnings (P/E) score and a price-to-book (P/B) score. This is derived by dividing each stock's P/E and P/B by the asset-weighted median P/E and asset-weighted median P/B, respectively, of the stock's market cap group. For example, to calculate the asset-weighted median P/E, Morningstar first ranks the P/E ratios of the stocks in each market-cap group from highest to lowest, then counts down by their market caps until it reaches the 50th percentile of that market-cap group. The P/E ratio attached to that stock is the asset-weighted median P/E. Morningstar does the same to find the asset-weighted median P/B. Next, Morningstar calculates the P/E style box score and the P/B style box score for each fund by ranking the stocks in a fund's portfolio by their P/E scores and P/B scores, respectively, and then calculating an average weighted P/E score and an average weighted P/B score from the stocks in the middle quintile of each fund's portfolio. These average weighted scores are the P/E style box score and the P/B style box score of the fund's portfolio.

For each measure, 1.00 represents the market-cap group average. If the fund has a P/E style box score + P/B style box score that exceeds 2.25, the fund is categorized as growth. If the combined score falls below 1.75, the fund is categorized as value. Finally, if the score is between 1.75 and 2.25, the fund is categorized as blend.

FOR MORE INFORMATION

Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:  811-05199

-     Stein Roe Balanced Fund, Variable Series

-     Liberty Federal Securities Fund, Variable Series

-     Stein Roe Money Market Fund, Variable Series

                     [LOGO] LibertyFunds
                            A Member of Columbia Management Group

                            (C) 2002 Liberty Funds Distributor, Inc.
                            A Member of Columbia Management Group
                            One Financial Center, Boston, MA 02111-2621
                            800.426.3750   www.libertyfunds.com




                       STEINROE VARIABLE INVESTMENT TRUST

PROSPECTUS DATED MAY 1, 2002

-     Stein Roe Balanced Fund, Variable Series

-     Liberty Federal Securities Fund, Variable Series

CLASS A SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE




                                TABLE OF CONTENTS

THE TRUST                                                                      3

THE FUNDS                                                                      3
      Defining Capitalization.............................................     3
      Each of these sections discusses the following topics:
      Investment Goal, Principal Investment Strategies, Principal
      Investment Risks and Performance History.
      Stein Roe Balanced Fund, Variable Series............................     4
      Liberty Federal Securities Fund, Variable Series....................     7

TRUST MANAGEMENT ORGANIZATIONS                                                10
      The Trustees........................................................    10
      Investment Advisor: Stein Roe & Farnham Incorporated................    10
      Investment Sub-Advisor and Portfolio Managers.......................    10
      Mixed and Shared Funding............................................    11

OTHER INVESTMENT STRATEGIES AND RISKS                                         12

FINANCIAL HIGHLIGHTS                                                          14
      Stein Roe Balanced Fund, Variable Series............................    14
      Liberty Federal Securities Fund, Variable Series....................    15

SHAREHOLDER INFORMATION                                                       16
      Purchases and Redemptions...........................................    16
      How the Funds Calculate Net Asset Value.............................    16
      Dividends and Distributions.........................................    17
      Tax Consequences....................................................    17
      Other Class of Shares...............................................    17

APPENDIX A                                                                    18



                                       2



                                    THE TRUST

SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This Prospectus contains information about two of the Funds in the Trust:

-     Stein Roe Balanced Fund, Variable Series (Balanced Fund)

-     Liberty Federal Securities Fund, Variable Series (Federal Securities Fund)

Other Funds may be added or deleted from time to time. Both Funds offer two classes of shares - Class A and Class B shares. Each share class has its own expense structure. This prospectus contains only Class A shares.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of Stein Roe & Farnham Incorporated (Stein Roe), the Funds' investment advisor.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

                                    THE FUNDS

DEFINING CAPITALIZATION

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large-cap); middle capitalization (mid-cap); or small capitalization (small-cap). In defining a company's market capitalization, the advisor uses capitalization-based categories that are based in part on those of Standard & Poor's Index Services. All market capitalizations are determined at the time of purchase.

LARGE CAPITALIZATION. Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that is represented in the Standard & Poor's 500 Index is considered a large-cap stock.

MIDDLE CAPITALIZATION. Mid-cap stocks are stocks with market capitalizations between $1 billion and the capitalization of the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($10.4 billion as of December 31,
2001). In addition, any stock that is represented in the S&P MidCap Index is considered a mid-cap stock.

SMALL CAPITALIZATION. Small-cap stocks are stocks with market capitalizations equal to or less than the capitalization of the largest stock in the Standard & Poor's SmallCap 600 Index ($3.8 billion as of December 31, 2001).


                                       3



                    STEIN ROE BALANCED FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks high total investment return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Fund invests primarily in well-established companies that have large market capitalizations. The portfolio managers may invest in a company because it has a history of steady to improving sales or earnings growth that they believe can be sustained. They also may invest in a company because they believe its stock is priced attractively compared to the value of its assets. The Fund may invest up to 25% of its assets in foreign stocks.

The Fund also invests at least 25% of its assets in bonds. The Fund purchases bonds that are "investment grade"--that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Fund may invest in unrated bonds if the portfolio managers believe that the securities are investment-grade quality. To select debt securities for the Fund, the portfolio managers consider a bond's expected income together with its potential for price gains or losses.

The portfolio managers set the Fund's asset allocation between stocks, bonds and cash. The portfolio managers may change the allocation from time to time based upon economic, market and other factors that affect investment opportunities.

The portfolio managers may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio managers may also sell a portfolio holding to fund redemptions.

The Fund compares its performance to other similarly managed mutual funds as determined by Morningstar, Inc. (Morningstar). The portfolio managers generally manage the Fund in accordance with the Morningstar guidelines for a "Domestic Hybrid" fund. See Appendix A for a description of the Morningstar categories.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the portfolio managers' stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.


                                       4



THE FUNDS STEIN ROE BALANCED FUND, VARIABLE SERIES

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                       5



THE FUNDS STEIN ROE BALANCED FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Fund's returns are also compared to the Lehman Brothers Government/Credit Index (Lehman Brothers Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment-grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper Balanced VIT Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Year
1992                7.53%
1993                9.29%
1994               -3.19%
1995               25.47%
1996               15.62%
1997               16.82%
1998               12.54%
1999               12.53%
2000               -1.02%
2001               -9.19%

For period shown in bar chart:
Best quarter:  4th quarter 1998, +12.39%
Worst quarter:  3rd quarter 2001, -8.96%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2001

                                      INCEPTION    1 YEAR     5 YEARS   10 YEARS
                                        DATE
Class A (%)                            1/1/89       -9.19       5.86       8.18

S&P 500 Index (%)                         N/A      -11.88      10.70      12.93

Lehman Brothers Index (%)                 N/A        8.50       7.37       7.27

Lipper Average (%)                        N/A       -2.93       8.04       9.24



                                       6



                LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies. Agency securities include debt issued by various agencies as well as mortgage-backed securities.

The Fund may also invest up to 20% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by a private entity. To select investments for the Fund, the Fund's investment advisor looks for securities within these sectors that balance the potential for the highest yield and relative value with the prospects for incremental capital appreciation. The Fund may invest in securities rated investment grade (BBB) or higher. The Fund also may invest in unrated securities if the advisor believes the security is comparable in quality to a security that is rated at least investment grade.

The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the advisor's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the advisor considers a security's expected income together with its potential to rise or fall in price.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived


                                       7



THE FUNDS LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                       8



THE FUNDS LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Lehman Brothers Intermediate U.S. Government Bond Index (Lehman Government Index), an unmanaged index that tracks the performance of intermediate U.S. government bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Year          Federal Securities Fund
1992                5.96%
1993                6.26%
1994               -1.57%
1995               15.74%
1996                4.70%
1997                9.04%
1998                6.80%
1999                1.08%
2000               10.83%
2001                7.03%

For period shown in bar chart:
Best quarter:  3rd quarter 2001, +4.99%
Worst quarter:  1st quarter 1994, -1.77%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2001

                                       INCEPTION
                                         DATE      1 YEAR     5 YEARS   10 YEARS
Class A (%)                             1/1/89       7.03       6.90       6.49

Lehman Government Index (%)                N/A       8.42       7.06       6.65

                                       9



                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information on the Trustees.

INVESTMENT ADVISOR: STEIN ROE & FARNHAM INCORPORATED

Stein Roe, located at One South Wacker Drive, Chicago, Illinois 60606, is the Funds' investment advisor. In its duties as investment advisor, Stein Roe runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. Stein Roe has been an investment advisor since 1932. As of February 28, 2002, Stein Roe managed over $15.9 billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Funds. Stein Roe is a registered investment advisor.

For the 2001 fiscal year, aggregate advisory fees paid to Stein Roe by the Funds amounted to the following annual rates of the average daily net assets of each specified Fund:

Stein Roe Balanced Fund, Variable Series                                   0.45%
Liberty Federal Securities Fund, Variable Series                           0.40%

AFFILIATED BROKER/DEALER

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

INVESTMENT SUB-ADVISOR AND PORTFOLIO MANAGERS

STEIN ROE BALANCED FUND, VARIABLE SERIES.

Nordea Investment Management North America, Inc. (NIMNAI), located at 437 Madison Avenue, 22nd Floor, New York, New York 10022, is the Balanced Fund's investment sub-advisor. The sub-advisory agreement with NIMNAI provides that Stein Roe shall pay NIMNAI a monthly fee at the annual rate of 0.40% of the average daily net asset value of that portion of the Balanced Fund's assets under management by NIMNAI.


                                       10



TRUST MANAGEMENT ORGANIZATIONS

NIMNAI replaced Nordea Securities, Inc. (NSI) as the Balanced Fund's investment sub-advisor effective January 1, 2002. NIMNAI offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations and insurance companies, as well as to mutual fund sponsors on a sub-advisory basis. NIMNAI is an indirect wholly owned subsidiary of Nordea AB, NSI's ultimate parent. As part of an internal reorganization, Nordea AB created NIMNAI to assume the investment management business of NSI. In its duties as investment sub-advisor, NIMNAI manages a portion of the Balanced Fund's foreign securities. NIMNAI has been an investment advisor since 1994. As of January 31, 2002, NIMNAI managed over $28 billion in assets.

Nordea's investment decisions are made by a team. No single individual at Nordea is primarily responsible for making investment decisions with respect to the Balanced Fund.

HARVEY B. HIRSCHHORN, an executive vice president of Stein Roe and chief economist and investment strategist, has managed the Balanced Fund since 1996. Mr. Hirschhorn joined Stein Roe and has managed various other funds for Stein Roe since 1973. He holds an A.B. degree from Rutgers University and a M.B.A. degree from the University of Chicago, and is a chartered financial analyst.

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES.

LESLIE W. FINNEMORE, a senior vice president of Stein Roe, has co-managed the Federal Securities Fund since June, 2000. Ms. Finnemore has served as manager or co-manager of various other taxable income funds for Stein Roe and its affiliate, Colonial Management Associates, Inc. (Colonial), since 1987.

MICHAEL BISSONNETTE, a senior vice president of Stein Roe, has co-managed the Federal Securities Fund since June, 2000. Mr. Bissonnette has managed various other taxable income funds for Stein Roe and its affiliate, Colonial, since June, 1999. Prior to joining Colonial, Mr. Bissonnette was a portfolio manager at APAM, Inc. from June, 1998 to June, 1999, and a portfolio manager at Caxton Corporation from July, 1996 to June, 1998.

ANN T. PETERSON, a vice president of Stein Roe, has co-managed the Federal Securities Fund since June, 2000. Since 1993, she has served as a manager or co-manager of various other taxable income funds for Colonial, an affiliate of Stein Roe.

MIXED AND SHARED FUNDING

As described above, the Funds serve as a funding medium for VA contracts and VLI policies of Participating Insurance Companies. One or more of the Funds may from time to time become funding vehicles for VA contracts or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.


                                       11



                      OTHER INVESTMENT STRATEGIES AND RISKS

The Funds' principal investment strategies and risks are described under "The Funds - Principal Investment Strategies" and "The Funds - Principal Investment Risks". In seeking to meet their investment goal, the Funds may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Funds achieve their investment goal. The Funds may not always achieve their investment goal. Additional information about the Funds' securities and investment techniques, as well as the Funds' fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goal, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or any of its investment strategies.

FUTURES AND OPTIONS (BOTH FUNDS)

The Funds may use futures to gain exposure to groups of stocks or individual issuers. The Funds use futures to invest cash pending direct investments in stocks and to enhance their return. They also use futures and options on futures to decrease equity exposure or to adjust interest rate duration of the Funds' fixed-income security holdings. The Funds use options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Investments in futures and options are relatively efficient since they typically cost less than direct investments in the underlying securities. However, the Funds may lose money if the advisor does not correctly anticipate the market movements of those underlying securities.

SHORT SALES (BOTH FUNDS)

The Funds' short sales are subject to special risks. A short sale involves the sale by a Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party at a later date, and so the Fund must purchase the security at the market price on such later date. If the price of the security has increased, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into, plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

TYPES OF MORTGAGE SECURITIES (FEDERAL SECURITIES FUND)

Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.


                                       12



OTHER INVESTMENT STRATEGIES AND RISKS

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Collateralized mortgage obligations (CMOs) are backed by either agency or whole loan pass-throughs, which carry either fixed or adjustable rate interest rates. Tailored to meet investor demand, CMOs redirect principal and interest flows, thereby shifting prepayment risk to investors that are most suited to bear such risk. Typically, principal prepayments are paid sequentially to separate "tranches," which create mortgage securities of short-, medium- and long-term maturities. The Fund may buy CMOs of any maturity tranche, depending upon the portfolio manager's judgment regarding which tranche at the time offers the best relative value.

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Commercial mortgage-backed securities are secured by loans to office buildings, multi-family apartment buildings and shopping centers. These loans usually contain prepayment penalties which provide protection from refinancing in a declining interest rate environment.

PORTFOLIO TURNOVER (BOTH FUNDS)

There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, they may purchase securities in anticipation of relatively short-term price gains. The Funds will also sell securities without regard to turnover if they believe that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's total return.

TEMPORARY DEFENSIVE POSITIONS (BOTH FUNDS)

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, the Funds may, but are not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.


                                       13



                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. This information has been derived from the Funds' financial statements which, for the three years ended December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information for periods through December 31, 1998 is included in the Funds' financial statements which have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

STEIN ROE BALANCED FUND, VARIABLE SERIES

                                                                                   Year ended December 31,
                                                             2001             2000          1999             1998          1997
                                                           Class A          Class A       Class A          Class A       Class A
 Net asset value-- Beginning of period ($)                    16.35            17.80         17.14            16.81         16.28
                                                          ---------        ---------     ---------        ---------     ---------
 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment income (a)                                     0.39(b)          0.45          0.28             0.48          0.53
                                                          ---------        ---------     ---------        ---------     ---------
Net realized and unrealized gain (loss) on                    (1.86)(b)        (0.63)         1.74             1.48          1.96
   investments, foreign currency and futures contracts
                                                          ---------        ---------     ---------        ---------     ---------
 Total from Investment Operations                             (1.47)           (0.18)         2.02             1.96          2.49
                                                          =========        =========     =========        =========     =========
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

 From net investment income                                   (0.45)           (0.47)        (0.47)           (0.51)        (0.56)
                                                          ---------        ---------     ---------        ---------     ---------
 From net realized capital gains                              (0.57)           (0.80)        (0.89)           (1.12)        (1.40)
                                                          ---------        ---------     ---------        ---------     ---------
 Total Distributions Declared to Shareholders                 (1.02)           (1.27)        (1.36)           (1.63)        (1.96)
                                                          =========        =========     =========        =========     =========
 Net asset value-- End of period ($)                          13.86            16.35         17.80            17.14         16.81
                                                          ---------        ---------     ---------        ---------     ---------
 Total return (%) (c)(d)                                      (9.19)           (1.02)        12.53            12.54         16.82
                                                          ---------        ---------     ---------        ---------     ---------
 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses (e)                                                  0.71             0.64          0.63(f)          0.65          0.66
                                                          ---------        ---------     ---------        ---------     ---------
 Net investment income (e)                                     2.68(b)          2.66          2.60(f)          3.00          3.18
                                                          =========        =========     =========        =========     =========
 Portfolio turnover rate (%)                                     57               39            43               61            44
                                                          ---------        ---------     ---------        ---------     ---------
 Net assets, end of period (000's) ($)                      279,493          376,183       425,005          361,823       325,033

(a) Per share data was calculated using average shares outstanding during the period.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.73% to 2.68%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c)   Total return at net asset value assuming all distributions reinvested.

(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(f) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.


                                       14



                              FINANCIAL HIGHLIGHTS

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

                                                                            Year ended December 31,
                                                       2001             2000          1999             1998          1997
                                                     Class A          Class A       Class A          Class A       Class A
Net asset value --
Beginning of period ($)                                 10.76            10.35         10.79            10.73          9.84
                                                    ---------        ---------     ---------        ---------     ---------
INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income (a)                                0.56             0.66          0.66             0.55          0.68
                                                    ---------        ---------     ---------        ---------     ---------
Net realized and unrealized gain
(loss) on investments and futures
contracts                                                0.17             0.40         (0.55)            0.14          0.21
                                                    ---------        ---------     ---------        ---------     ---------
Total from Investment Operations                         0.73             1.06          0.11             0.69          0.89
                                                    =========        =========     =========        =========     =========
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

From net investment income                              (0.65)           (0.65)        (0.55)           (0.63)           --
                                                    ---------        ---------     ---------        ---------     ---------
Net asset value--
End of period ($)                                       10.84            10.76         10.35            10.79         10.73
                                                    ---------        ---------     ---------        ---------     ---------
Total return (%) (b)(c)                                  7.03            10.83          1.08             6.80          9.04
                                                    =========        =========     =========        =========     =========
RATIOS TO AVERAGE NET ASSETS (%):

Expenses (d)                                             0.70             0.63          0.64(e)          0.70          0.70
                                                    ---------        ---------     ---------        ---------     ---------
Net investment income (d)                                5.23(f)          6.52          6.29(e)          5.91          6.59
                                                    =========        =========     =========        =========     =========
Portfolio turnover rate (%)                                36               43            28(g)             8(g)         29(g)
                                                    ---------        ---------     ---------        ---------     ---------
Net assets, end of period (000's) ($)                 109,724          105,064       105,898           96,693        77,173

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of three basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.

(f) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 5.26% to 5.23%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(g)   Portfolio turnover includes dollar roll transactions.


                                       15



                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUNDS CALCULATE NET ASSET VALUE

Each share price is its net asset value next determined. Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange
(NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, the Funds value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Funds value the security at the most recent quoted bid price. The Funds value each over-the-counter security or National Association of Securities Dealers Automated Quotation security as of the last sales price for that day. The Funds value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Funds value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when the Funds determine that the sale or bid price of the security does not reflect that security's market value, the Funds will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Funds may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


                                       16



SHAREHOLDER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually in the case of each Fund. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

TAX CONSEQUENCES

Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

OTHER CLASS OF SHARES

The Funds also offer an additional class of shares, Class B shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.


                                       17



                                   APPENDIX A

                             MORNINGSTAR CATEGORIES

In an effort to distinguish funds by what they own, as well as by their prospectus objectives and styles, Morningstar developed the Morningstar categories. While the prospectus objective identifies a fund's investment goals based on the wording in the fund prospectus, the Morningstar category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings (portfolio statistics and compositions over the past three years). Morningstar may change a fund's category assignment from time to time.

Morningstar places domestic equity funds in a category based on the style and size of the stocks they typically own. The style and size parameters are based on the divisions used in the investment style box: Value, Blend, or Growth style and Small, Middle, or Large median market capitalization (see "Morningstar Style Box" below for more details on style methodology). By reviewing their investment style over the past three years, Morningstar places domestic equity funds in one of the following nine categories: Large Growth, Large Blend, Large Value, Mid-Cap Growth, Mid-Cap Blend, Mid-Cap Value, Small Growth, Small Blend, and Small Value. Morningstar also includes several other domestic equity categories, including: Specialty Health Care, Specialty Technology, Specialty Utilities, Specialty Communications, Specialty Financials, Specialty Real Estate, Specialty Natural Resources, Convertible Bond, and Domestic Hybrid. The Domestic Hybrid category contains those funds with stock holdings of greater than 20% but less than 70% of the portfolio.

                              MORNINGSTAR STYLE BOX

The style box is a snapshot in time. It identifies the fund's investment style as of a particular date. The Morningstar category is based on style box information from the trailing 36 months. It provides a general picture of the fund's investment style over the past three years.

The Morningstar equity style box is a nine-box matrix that displays both the fund's investment methodology and the size of the companies in which it invests. Set forth below is the nine-box matrix.

    VALUE    BLEND   GROWTH
     1        2       3        LARGE

     4        5       6        MID-CAP

     7        8       9        SMALL

The equity style box for domestic stock funds comprises two components: MARKET CAPITALIZATION on the vertical axis and VALUATION on the horizontal axis.


                                       18



                                   APPENDIX A

MARKET CAPITALIZATION: Morningstar ties market cap to the relative movements of the market. The top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large-cap, the next 15% of the 5000 are mid-cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are small-cap.

Morningstar then determines a fund's market cap by ranking the stocks in a fund's portfolio from the largest market-capitalized stock to the smallest, and then calculating the average weighted market capitalization of the stocks in the middle quintile (middle 40th percentile to 60th percentile) of the portfolio. After a fund's market cap has been determined, Morningstar places the fund in the large-cap, mid-cap or small-cap group noted above.

VALUATION: Morningstar categorizes funds by comparing the stocks in their portfolios with the most relevant of the three market cap groups. Specifically, each stock in Morningstar's equities database receives a price-to-earnings (P/E) score and a price-to-book (P/B) score. This is derived by dividing each stock's P/E and P/B by the asset-weighted median P/E and asset-weighted median P/B, respectively, of the stock's market cap group. For example, to calculate the asset-weighted median P/E, Morningstar first ranks the P/E ratios of the stocks in each market-cap group from highest to lowest, then counts down by their market caps until it reaches the 50th percentile of that market-cap group. The P/E ratio attached to that stock is the asset-weighted median P/E. Morningstar does the same to find the asset-weighted median P/B. Next, Morningstar calculates the P/E style box score and the P/B style box score for each fund by ranking the stocks in a fund's portfolio by their P/E scores and P/B scores, respectively, and then calculating an average weighted P/E score and an average weighted P/B score from the stocks in the middle quintile of each fund's portfolio. These average weighted scores are the P/E style box score and the P/B style box score of the fund's portfolio.

For each measure, 1.00 represents the market-cap group average. If the fund has a P/E style box score + P/B style box score that exceeds 2.25, the fund is categorized as growth. If the combined score falls below 1.75, the fund is categorized as value. Finally, if the score is between 1.75 and 2.25, the fund is categorized as blend.


                                       19



FOR MORE INFORMATION

Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:  811-05199

-     Stein Roe Balanced Fund, Variable Series

-     Liberty Federal Securities Fund, Variable Series

                     [LOGO] LibertyFunds
                            A Member of Columbia Management Group

                            (C) 2002 Liberty Funds Distributor, Inc.
                            A Member of Columbia Management Group
                            One Financial Center, Boston, MA 02111-2621
                            800.426.3750   www.libertyfunds.com